Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
March 31, 2021

Dates Covered
Collections Period	03/01/21 - 03/31/21
Interest Accrual Period	03/15/21 - 04/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/21	357,002,276.26	21,020
Yield Supplement Overcollateralization Amount 02/28/21	13,362,342.85	0
Receivables Balance 02/28/21	370,364,619.11	21,020
Principal Payments	19,212,567.18	846
Defaulted Receivables	655,308.60	29
Repurchased Accounts	25,908.79	1
Yield Supplement Overcollateralization Amount at 03/31/21	12,367,070.70	0
Pool Balance at 03/31/21	338,103,763.84	20,144

Pool Statistics	$ Amount	# of Accounts
Pool Factor	39.85%
Prepayment ABS Speed	1.70%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	2,023,276.14	94
Past Due 61-90 days	483,295.10	25
Past Due 91-120 days	45,361.61	7
Past Due 121+ days	0.00	0
Total	2,551,932.85	126

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.73%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.15%
Delinquency Trigger Occurred	NO

Recoveries	679,805.85
Aggregate Net Losses/(Gains) - March 2021	(24,497.25)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.08%
Prior Net Losses Ratio	-0.20%
Second Prior Net Losses Ratio	0.33%
Third Prior Net Losses Ratio	1.39%
Four Month Average	0.36%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average APR	4.13%
Weighted Average APR, Yield Adjusted	6.38%
Weighted Average Remaining Term	42.99

Flow of Funds	$ Amount
Collections	23,981,420.04
Investment Earnings on Cash Accounts	46.08
Servicing Fee	(308,637.18)
Transfer to Collection Account	25,908.79
Available Funds	23,698,737.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	684,366.84
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,297,861.85
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,450,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,025,077.22
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	23,698,737.73

Servicing Fee	308,637.18
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 03/15/21	352,851,625.69
Principal Paid	18,898,512.42
Note Balance @ 04/15/21	333,953,113.27

Class A-1
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-2
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-3
Note Balance @ 03/15/21	233,681,625.69
Principal Paid	18,898,512.42
Note Balance @ 04/15/21	214,783,113.27
Note Factor @ 04/15/21	79.8628368%

Class A-4
Note Balance @ 03/15/21	81,820,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	81,820,000.00
Note Factor @ 04/15/21	100.0000000%

Class B
Note Balance @ 03/15/21	24,900,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	24,900,000.00
Note Factor @ 04/15/21	100.0000000%

Class C
Note Balance @ 03/15/21	12,450,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	12,450,000.00
Note Factor @ 04/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	775,148.09
Total Principal Paid	18,898,512.42
Total Paid	19,673,660.51

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	504,362.84
Principal Paid	18,898,512.42
Total Paid to A-3 Holders	19,402,875.26

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9361127
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.8229122
Total Distribution Amount	23.7590249

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.8753731
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	70.2703667
Total A-3 Distribution Amount	72.1457398

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	121.59
Noteholders' Third Priority Principal Distributable Amount	658.78
Noteholders' Principal Distributable Amount	219.63

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/21	2,075,325.29
Investment Earnings	17.63
Investment Earnings Paid	(17.63)
Deposit/(Withdrawal)	-
Balance as of 04/15/21	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,108,278.02	$999,866.50	$1,593,838.76
Number of Extensions	48	47	63
Ratio of extensions to Beginning of Period Receivables Balance	0.30%	0.26%	0.39%